Business Combination (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination (Details) [Line Items]
Number of shares of common stock issued to seller				0		0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Number of shares of common stock per warrant or right	1
Exercise price of warrants (in Dollars per share)	$ 920	$ 625.01		$ 625.01		$ 266.4	$ 772
Shares and options granted (in Dollars)	$ 60,500,000
Granted						0
Share-based compensation expense (in Dollars)				$ 643,861	$ 764,036	$ 1,124,519	$ 896,537
Common stock outstanding immediately following the closing of the Business Combination	183,660	695,998		695,998		414,914	203,715
Share-Based Payment Arrangement, Option [Member]
Business Combination (Details) [Line Items]
Granted	10,046
Vested	7,867
Non vested	2,179
Share-based compensation expense (in Dollars)	$ 0
Share-based payment award, shares issued in period	2,179
Award requisite service period	1 year
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Combination (Details) [Line Items]
Award vesting period	1 year
Lenders Under A&R Loan Conversion SPAs [Member]
Business Combination (Details) [Line Items]
Common stock outstanding immediately following the closing of the Business Combination						11,156
IDoc Virtual Telehealth Solutions, Inc [Member]
Business Combination (Details) [Line Items]
Number of shares of common stock issued to seller	61,875					0	0
Preferred shares issued to settle debt as part of the consideration in the acquisition	7,406
Common stock issuable upon conversion	1,875
Equity interests issuable	71,156
Number of shares issued for business combination	69,281
Total purchase consideration (in Dollars)	$ 68,936,175
Share price per share (in Dollars per share)	$ 968.8
Gross contractual accounts receivable (in Dollars)	$ 3,800,000
Gross contractual accounts receivable not expected to be collected (in Dollars)	3,300,000
Revenue since the date of acquisition (in Dollars)							$ 2,217,733
Net loss since the date of acquisition (in Dollars)							(58,134,446)
Goodwill impairment since the date of acquisition (in Dollars)							$ 56,675,210
Aggregate principal amount of outstanding notes (in Dollars)	3,509,000
Aggregate fair value of notes (in Dollars)	2,516,000
Notes converted (in Dollars)	$ 1,485,000
Share-based compensation expense (in Dollars)		$ 6,880	$ 2,047	$ 13,023	$ 10,238
IDoc Virtual Telehealth Solutions, Inc [Member] | One of The Lenders Under AR Loan Conversion Spas [Member]
Business Combination (Details) [Line Items]
Number of shares of common stock issued upon conversion of debt	3,656
Share price per share (in Dollars per share)	$ 968.8
IDoc Virtual Telehealth Solutions, Inc [Member] | Lenders Under A&R Loan Conversion SPAs [Member]
Business Combination (Details) [Line Items]
Number of shares of common stock issued to seller	3,750
Number of shares of common stock issued upon conversion of debt	3,750
Share price per share (in Dollars per share)	$ 968.8
VSee Lab, Inc [Member]
Business Combination (Details) [Line Items]
Number of shares of common stock per warrant or right	0.005
Digital Health Acquisition Corp [Member]
Business Combination (Details) [Line Items]
Common stock outstanding immediately following the closing of the Business Combination						45,049
Net liabilities assumed (in Dollars)	$ (18,035,760)					$ 18,035,760
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Business Combination (Details) [Line Items]
Share-based payment award, award vesting rights, percentage	40.00%
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Business Combination (Details) [Line Items]
Share-based payment award, award vesting rights, percentage	60.00%
Series A Preferred Stock [Member]
Business Combination (Details) [Line Items]
Preferred stock, conversion rate (in Dollars per share)	$ 160	$ 800		$ 800		$ 800
Series A Preferred Stock [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Business Combination (Details) [Line Items]
Number of shares of common stock issued to seller	1,875
Preferred shares issued to settle debt as part of the consideration in the acquisition	300
Common stock issuable upon conversion	300
Preferred stock, conversion rate (in Dollars per share)	$ 160
Share price per share (in Dollars per share)	$ 968.8